As filed with the Securities and Exchange Commission on March 9, 2022.

Registration File No. 333-148419

File No. 811-03915

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-6

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

PRE-EFFECTIVE AMENDMENT NO. ___	☐
POST-EFFECTIVE AMENDMENT NO. 17	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

AMENDMENT NO. 35	☒

(Check appropriate box or boxes.)

CMFG Variable Life Insurance Account

(Exact name of registrant)

CMFG Life Insurance Company

(Name of depositor)

5910 Mineral Point Road

Madison, WI 53705

(Address of depositor’s principal executive offices)

Depositor’s Telephone Number, including Area Code: (319) 352-4090

Jennifer Kraus-Florin, Esq.

CMFG Life Insurance Company

5910 Mineral Point Road

Madison, Wisconsin 53705

(Name and address of agent for service)

Approximate Date of Proposed Public Offering:

As soon as practicable after the effective date of this registration statement.

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b) of Rule 485.
☒	on April 8, 2022 pursuant to paragraph (b) of Rule 485.
☐	60 days after filing pursuant to paragraph (a)(i) of Rule 485.
☐	on (date) pursuant to paragraph (a)(i) of Rule 485.

If appropriate, check the following box:

☐ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of securities being registered: Units of interest in a Variable Account under individual flexible premium deferred variable annuity contracts.

Explanatory Note

This Post-Effective Amendment No. 17 to the Registration Statement on Form N-6 is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 of the Securities Act of 1933, as amended (the “1933 Act”), solely for the purpose of delaying, until April 8, 2022, the effective date of Post-Effective Amendment No. 16, filed on January 18, 2022 (ACCESSION NUMBER: 0001753926-22-000059) pursuant to paragraph (a) of Rule 485 of the 1933 Act.

This Post-Effective Amendment No. 17 incorporates by reference the information contained in the Prospectus, Statement of Additional Information and Part C of Post-Effective Amendment No. 16.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Madison, and State of Wisconsin as of 9 day of March, 2022.

CMFG Variable Life Insurance Account (Registrant)

By:	/s/Robert N. Trunzo
Robert N. Trunzo
President and Chief Executive Officer, CMFG Life Insurance Company

CMFG Life Insurance Company (Depositor)

By:	/s/Robert N. Trunzo
Robert N. Trunzo
President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities as of the dates indicated.

SIGNATURE AND TITLE		DATE

By:	/s/Brian J. Borakove	March 9, 2022
Brian J. Borakove
Treasurer and Vice President, Corporate Treasurer

By:	/s/Laureen Winger	March 9, 2022
Laureen Winger
Director, Executive Vice President and Chief Financial and Products Officer

By:	/s/Robert N. Trunzo	March 9, 2022
Robert N. Trunzo
Director, President and Chief Executive Officer

SIGNATURE AND TITLE		DATE

By:	*	March 9, 2022
Michael F. Anderson
Director

By:	**	March 9, 2022
Amy Cameron
Director

By:	*	March 9, 2022
Laureen Winger
Director

By:	*	March 9, 2022
David Sweitzer
Director

By:	*	March 9, 2022
Brian J. Borakove
Treasurer

By:	*	March 9, 2022
Paul D. Barbato
Secretary

*Signed pursuant to Power of Attorney dated April 14, 2021, filed electronically with post-effective amendment number 33 (File No. 333-148419) filed with the Commission on April 14, 2021.

**Signed pursuant to Power of Attorney dated February 7, 2022, filed electronically with this post-effective amendment number 17.

By:	/s/Jennifer Kraus Florin
Jennifer Kraus Florin
Associate General Counsel